Acquisition of Windfall Project, Acquisition of Osisko Mining Incorporated	12 Months Ended
Dec. 31, 2024
Acquisitions [Abstract]
Acquisition of Windfall Project, Acquisition of Osisko Mining Incorporated	Acquisition of Windfall Project
Background
On 2 May 2023, Gold Fields, through a 100% held Canadian subsidiary, acquired a 50% interest in the Windfall Project (the
“Partnership”) in Québec, Canada, which is in the feasibility stage, from Osisko Mining Incorporated.
•Under the Partnership structure, each of Osisko Mining Incorporated (“Osisko”) and Gold Fields, respectively, held an effective
50% partnership interest in the Windfall Project and the Exploration Properties; and
•The management company (responsible for the operation) would be governed by a Board of Directors comprising three directors nominated by Gold Fields and three directors nominated by Osisko. Decisions over the relevant activities of the
Partnership required unanimous consent of both the parties.
On 12 August 2024, Gold Fields entered into an agreement with Osisko to acquire 100% of its issued share capital. This represents a direct acquisition of Osisko as well as an indirect acquisition of the remaining 50% interest in the Windfall Project (the
“second Transaction”). The acquisition date was 25 October 2024, the date on which all conditions precedent were met and the consideration was paid in full by Gold Fields. Refer note 17.2.
Recognition and measurement
Gold Fields and Osisko previously had joint control over the Windfall Project, the initial transaction was structured as a separate vehicle and the Group had a residual interest in the net assets of the Windfall Project. Accordingly, the Group classified its interest in the Windfall Project as a joint venture.
When an equity-accounted investment is acquired in stages and results in control of an entity that is not a business, the previously held interest is recognised at its carrying amount as part of the total cost of acquisition. On 25 October 2024, the initial 50%
interest in the Windfall Project was derecognised as a joint venture and recognised at its carrying value as an asset acquisition together with the additional 50% interest held by Osisko, in terms of the second Transaction. Refer note 17.2.
Consideration
The following summarises the consideration and the cost of the Windfall joint venture:

	United States Dollar	Canadian Dollar	United States Dollar	Canadian Dollar
Figures in millions unless otherwise stated	25 Oct 2024	25 Oct 2024	31 Dec 2023	31 Dec 2023

Carrying value at 1 January	538.6	713.6	—	—
Initial recognition
Cash considerations
Purchase of equity-accounted investee	—	—	247.1	333.8
(a) C$300.0 million cash payment	—	—	221.5	300.0
(b) Pre-closing paid amounts
– C$16.9 million	—	—	12.8	16.9
– C$16.9 million	—	—	12.8	16.9
Contingent and exploration considerations
(c) C$300.0 million contingent consideration	—	—	190.8	258.4
(d) C$75.0 million exploration consideration	—	—	39.1	52.9
Subsequent measurement
Cash considerations
(e) Capital contributions	65.3	89.0	69.1	93.0
Contingent and exploration considerations
(c) C$300.0 million contingent consideration – net change in fair value[1]	8.0	10.9	7.3	9.9
(d) C$75.0 million exploration consideration – unwinding of discount rate[1]	4.8	6.6	2.9	3.9
Share of loss	(47.5)	(64.9)	(28.4)	(38.3)
Derecognition of 50% exploration consideration[2]	(22.8)	(31.7)	—	—
Derecognition of Windfall Project joint venture[2]	(519.3)	(723.5)	—	—
Translation adjustment	(27.1)	—	10.7	—
Carrying value at the end of the year	—	—	538.6	713.6
[1]The movements were recognised as part of the equity investment.
[2]Derecognised at 25 October 2024, the acquisition  date of the transaction.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
17.1Acquisition of Windfall Project continued
Consideration continued
(a)C$300 million cash payment
The US$221.5 million (C$300 million) cash payment represented the initial consideration paid on 2 May 2023 for the 50%
interest in the joint venture.
(b)Pre-closing paid amounts
Osisko acquired certain assets for the benefit of the Windfall Project during the term sheet negotiation stage. Gold Fields agreed to refund Osisko 50% of the costs spent on these items in two equal payments of US$12.8 million (C$16.9 million) on
31 July 2023 and US$12.8 million (C$16.9 million) on 31 December 2023, respectively.
(c)C$300 million contingent consideration
The C$300.0 million contingent consideration was payable on issuance of an Environmental Impact Assessment (“EIA”)
permit to the Partnership authorising the construction and operation of the Windfall Project. In terms of the second
Transaction, the C$300.0 million contingent consideration is no longer payable.
The fair value of the contingent consideration was determined using a Monte Carlo valuation model that considers various scenarios and possibilities around the potential outcome of the EIA permit approval process and the timing of when the contingent consideration will be paid.

	25 Oct 2024	31 Dec 2023

Key assumptions of the contingent consideration:
– Fair value factor calculated using the Monte-Carlo valuation model using the following inputs:	0.931	0.894
– Probability	98%	98%
– Discount rate	5.7%	7.0%

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

Using the above inputs and valuation technique, the fair value of the contingent consideration amounted to:
Fair value at 2 May 2023	190.8	258.4
Net change in fair value	7.3	9.9
Translation	4.4	—
Fair value at 31 December 2023	202.5	268.3
Net change in fair value	8.0	10.9
Derecognition on 25 October 2024	(200.4)	(279.2)
Translation	(10.1)	—
Fair value at 25 October 2024	—	—
(d)C$75 million exploration consideration
As part of the acquisition of the Windfall Project, Gold Fields acquired a 50% interest in certain developmental exploration projects and targets for a C$75.0 million funding commitment by Gold Fields over 5 years commencing 2025. The
C$75.0 million funding commitment represented 100% of the initial exploration funding. The C$75.0 million would be scheduled over the period of the exploration agreement and discounted using a market related discount rate. In terms of the second Transaction, the C$75.0 million exploration consideration is no longer payable.

	25 Oct 2024	31 Dec 2023

Key assumptions of the exploration consideration:
– Term	5.1 years	6.3 years
– Discount rate	5.7%	7.0%

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

Using the above inputs, the value of the exploration consideration amounted to:
Present value at 2 May 2023	39.1	52.9
Unwinding of discount rate	2.9	3.9
Translation	0.9	—
Carrying value at 31 December 2023	42.9	56.8
Unwinding of discount rate	4.8	6.6
Derecognition on 25 October 2024	(45.5)	(63.4)
Translation	(2.2)	—
Carrying value at 25 October 2024	—	—
(e)Cash calls
The project required funding from the Partnerships in the feasibility and development stage of the project. During 2024
Gold Fields paid cash calls amounting to US$65.3 million (C$89.0 million) (2023: US$69.1 million (C$93.0 million)) to the
Windfall Project which has been capitalised to the cost of the investment.
Acquisition of Osisko Mining Incorporated
Background
On 2 May 2023, Gold Fields acquired a 50% interest in the Windfall Project from Osisko. Refer note 17.1 for further details.
On 12 August 2024, Gold Fields entered into an agreement with Osisko to acquire 100% of its issued share capital. This represents a direct acquisition of Osisko as well as an indirect acquisition of the remaining 50% interest in the Windfall Project.
The acquisition date was 25 October 2024, the date on which all conditions precedent were met and the consideration was paid in full by Gold Fields.
Recognition and measurement
The only significant asset acquired in Osisko is the additional 50% interest in the Windfall Project. As part of the acquisition, Gold
Fields did not acquire sufficient infrastructure or processes, including an organised workforce, which could develop the acquired inputs into an operating mine. Accordingly, the transaction was accounted for as an asset acquisition. The previously held 50%
interest in the Windfall Project was recognised at its carrying value as part of the total cost of the asset acquisition.
Consideration
The following summarises the total purchase consideration of the transaction:

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

(a) Cash consideration	1,483.2	2,060.6
(b) Carrying value of previously held Windfall Project joint venture	519.3	723.5
(c) Transaction costs	8.5	11.9
(d) C$300.0 million contingent consideration - fair value	(200.4)	(279.2)
(e) C$75.0 million exploration consideration - 50% apportionment	(22.8)	(31.7)
(f) C$110.3 million pre-existing payable	(79.2)	(110.3)
Total purchase consideration	1,708.6	2,374.8
(a)Cash consideration
The US$1,483.2 million (C$2,060.6 million) cash represents the initial consideration paid on 25 October 2024 for
420.53 million shares at the purchase price of C$4.90 per Osisko share in an all-cash transaction.
(b)Carrying value of previously held Windfall Project joint venture
The US$519.3 million (C$723.5 million) represents the derecognition of the carrying value of the previously held Windfall
Project as a joint venture at 25 October 2024 and recognised as an asset acquisition along with the additional 50% interest held by Osisko. Refer to note 17.1 for further details.
(c)Transaction costs
Transaction costs of US$8.5 million (C$11.9 million) relating to the asset acquisition were capitalised on 25 October 2024.
(d)C$300.0 million contingent consideration - fair value
The fair value of the C$300.0 million contingent consideration at 25 October 2024 was US$200.4 million (C$279.2 million).
In terms of the transaction the consideration is no longer payable and has been eliminated. Refer to note 15.1 (c) for the key inputs used in valuation of the fair value at 25 October 2024.
(e)C$75.0 million exploration consideration – 50% apportionment
The C$75.0 million exploration consideration represented 100% of the initial exploration funding. Refer to note 15.1 (d) for further details. 50% of the remaining exploration consideration payable by Gold Fields has been purchased back as a result of the transaction and reduces the purchase consideration by US$22.8 million (C$31.7 million).
(f)C$110.3 million pre-existing payable
On acquisition, a pre-existing payable of C$110.3 million (US$79.2 million) between Osisko and Gold Fields was extinguished.
Assets acquired and liabilities assumed
The purchase consideration at 25 October 2024 was allocated based on the relative fair values of the assets acquired and liabilities assumed as follows:

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

ASSETS
Non-current assets	1,743.5	2,423.3
Listed investment	28.7	40.0
Equity accounted investee	8.0	11.2
Property, plant and equipment[1]	1,706.8	2,372.1
Current assets	44.0	61.4
Cash and cash equivalents	30.7	42.8
Trade and other receivables	9.7	13.5
Inventories	2.2	3.1
Other	1.4	2.0

Total assets	1,787.5	2,484.7
LIABILITIES
Non-current liabilities	49.7	69.2
Lease liabilities	43.0	59.9
Environmental rehabilitation costs	6.7	9.3
Current liabilities	29.2	40.7
Trade and other payables	21.4	29.8
Current portion of lease liabilities	7.8	10.9

Total liabilities	78.9	109.9
Net assets	1,708.6	2,374.8
[1]The following key assumptions were used in the valuation of the mineral rights amounting to US$1,329.1 million (C$1,845.8 million) included in property, plant and equipment:
•  Gold price: Long-term gold price of US$2,100 per ounce;
•  Discount rate: Real weighted average cost of capital ("WACC") of 7.9%;
•  Exchange rate: Long term C$/US$ exchange rate of 0.761; and
•  Resource multiple: US$37 per resource ounce.
Equity accounted investees

		United States Dollar
	Figures in millions unless otherwise stated	2024	2023	2022

	Investment in joint ventures	—	538.6
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	—	—
(b)	Asanko Gold	—	—
(c)	Windfall Project	—	538.6
	Investment in associates	12.6	10.0
(d)	Other associates	12.6	10.0

	Total equity accounted investees	12.6	548.6
	Share of results of equity accounted investees, net of taxation recognised in the consolidated income statement are made up as follows:
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	(1.5)	(1.3)	(1.0)
(b)	Asanko Gold – earnings	—	28.0	13.0
(b)	Asanko Gold – impairment	—	(46.9)	—
(c)	Windfall Project	(47.5)	(28.4)	—
(d)	Other associates	(4.6)	(2.9)	(1.9)
	Share of results of equity investees, net of taxation	(53.6)	(51.5)	10.1
	Asanko Gold – recognised as a discontinued operation	—	18.9	(13.0)
	Total share of results of equity investees, net of taxation	(53.6)	(32.6)	(2.9)
(a)FSE
Gold Fields interest in FSE, an unlisted entity incorporated in the Philippines, was nil% (2023: 40% and 2022: 40%) at
31 December 2024. Lepanto Consolidated Mining Company owned the remaining 60% shareholding in FSE.
During 2024, Gold Fields disposed of FSE for US$1.0 million.
FSE had a 31 December year-end and had been equity accounted since 1 April 2012. FSE’s equity accounting is based on results to the date of disposal.
Investment in joint venture consists of:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Unlisted shares at cost	230.0	230.0
Equity contribution	100.6	99.1
Impairment – prior years	(230.0)	(230.0)
Share of accumulated losses brought forward	(99.1)	(97.8)
Share of loss after taxation[1]	(1.5)	(1.3)
Total investment in joint venture[2]	—	—
[1]Gold Fields’ share of loss after taxation represented exploration and other costs, including work completed on a scoping study, which was fully funded by Gold
Fields as part of their equity contribution.
2FSE had no revenues or significant assets or liabilities. Assets included in FSE represented the rights to explore and eventually mine the FSE project.
Asanko Gold
The Asanko Gold joint venture entities comprised the following:
•A 45% interest in Asanko Gold Ghana Limited (“AGGL”), incorporated in Ghana, which owns the Asanko Gold Mine.
The government of Ghana continues to retain a 10% free carried interest in AGGL;
•A 50% interest in Adansi Gold Company Limited (“Adansi”), incorporated in Ghana; and
•A 50% interest in Shika Group Finance Limited (“Shika”), incorporated in the Isle of Man.
Gold Fields and Asanko had joint control and the Asanko operation was structured as a separate vehicle and the
Group had a residual interest in the net assets of Asanko. Accordingly, the Group had classified its interest in Asanko as a joint venture.
On 21 December 2023, Gold Fields announced the divestment of its 45% shareholding in Asanko Gold (both the preference shares and equity-accounted investee) to the joint venture partner Galiano Gold for a total consideration of
US$170 million. Gold Fields will also receive a 1% net smelter royalty on future production from the Nkran deposit, the main deposit at the mine. The transaction was subject to a number of conditions and was concluded on 4 March 2024 with the receipt of US$65 million cash and 28.5 million Galiano shares. Refer notes 14 and 15 for further details.
The investment in Asanko Gold, including the Asanko redeemable preference shares (refer note 20), was presented as an asset held for sale at 31 December 2023. The share of results of equity investee of Asanko Gold for the year ended
31 December 2023 was presented as a discontinued operation in the consolidated financial statements and the comparative income statement was presented as if Asanko Gold had been discontinued from the start of the comparative years.
Asanko had a 31 December year-end and was equity accounted since 31 July 2018. Asanko’s equity accounting was based on results up to the date it was classified as held for sale.
The following table summarises the financial information and the carrying amount of the Group’s interest in Asanko up to the date it was classified as held for sale:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Initial investment at cost	—	86.9
Share of accumulated profit brought forward	—	87.9
Share of profit after taxation before impairment	—	28.0
Cumulative impairment[3]	—	(149.2)
Recognised as an asset held for sale	—	(53.6)
Carrying value at 31 December	—	—
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
18.Equity accounted investees continued
(b)Asanko Gold continued
The Group’s interest in the summarised financial statements of Asanko on a combined basis after fair value adjustments as determined at acquisition was as follows:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Statement of financial position – Asanko
Non-current assets[1]	—	218.0
Current assets[2]	—	202.8
Non-current liabilities	—	(82.6)
Current liabilities	—	(37.7)
Net assets	—	300.5
Less: Shika redeemable preference shares	—	(186.4)
Net assets attributable to ordinary shareholders	—	114.1
Group's share of net assets	—	53.6
Reconciled as follows:
Cash consideration paid	—	165.0
Less: Consideration allocated to the redeemable preference shares (note 17)	—	(129.9)

Consideration paid for equity portion	—	35.1
Gain on acquisition	—	51.8
Share of accumulated losses brought forward	—	87.9
Share of profit after taxation before impairment	—	28.0
Impairment[3]	—	(149.2)
Carrying amount of interest in joint venture	—	53.6

Income statement – Asanko
Revenue	—	256.5
Production costs	—	(155.6)
Depreciation and amortisation	—	(13.7)
Other expenses	—	(10.4)
Royalties	—	(14.6)
Profit for the year before impairment	—	62.2
Group's share of profit before impairment	—	28.0
Group's share of impairment[3]	—	(46.9)
Group's share of total comprehensive income after impairment	—	(18.9)
1At 31 December 2023, included impact of fair value adjustment, amounting to US$39.6 million, to property, plant and equipment of the Asanko Gold mine as determined at acquisition and impairment as discussed below.
2At 31 December 2023, current assets included cash and cash equivalents amounting to US$138.6 million.
[3]During 2022, there were no changes in status with respect to the completion of the technical and economic work required to generate a Reserve and Resources estimate based on a LoM. Taking this into consideration, management utilised the LoM developed for the 2022 impairment calculation and this resulted in no impairment for the year ended 31 December 2022. As a result of the sale transaction,  the investment in Asanko was classified as an asset held for sale at 31
December 2023 and the investment was required to be measured at the lower of carrying value or fair value less costs to sell. Management determined the fair value less costs to sell based on the consideration to be received per the sale agreement, which resulted in an impairment of US$46.9 million for the year ended
31 December 2023. Refer notes 14 and 15 for further details.
Windfall Project
On 2 May 2023, Gold Fields, through a 100% held Canadian subsidiary, acquired a 50% interest in the Windfall Project in
Québec, Canada, which is in the feasibility stage, from Osisko Mining Incorporated (the “Partnership”).
On 12 August 2024, Gold Fields entered into an agreement with Osisko to acquired 100% of its issued share capital.
This represents a direct acquisition of Osisko as well as an indirect acquisition of the remaining 50% interest in the
Windfall Project (the “second Transaction”). The acquisition date was 25 October 2024, the date on which all conditions precedent were met and the consideration was paid in full by Gold Fields. Refer note 17.2.
Gold Fields and Osisko previously had joint control over the Windfall Project, the initial transaction was structured as a separate vehicle and the Group had a residual interest in the net assets of the Windfall Project. Accordingly, the Group classified its interest in the Windfall Project as a joint venture.
On 25 October 2024, the initial 50% interest in the Windfall Project was derecognised as a joint venture and recognised as an asset acquisition together with the additional 50% interest held by Osisko, in terms of the second Transaction. Refer note 17.2.
The Partnership had a 31 December year-end and was equity accounted since 2 May 2023. The Partnership’s equity accounting was based on results to 25 October 2024.
The following table summarises the financial information and the carrying amount of the Group’s interest in the
Partnership:

	United States Dollar		Canadian Dollar
Figures in millions unless otherwise stated	2024	2023	2024	2023

Opening balance 1 January	538.6	—	713.6	—
Cash considerations
C$300.0 million cash payment	—	221.5	—	300.0
C$33.8 million pre-closing paid amounts	—	25.6	—	33.8
C$93.0 million cash calls	65.3	69.1	89.0	93.0
Contingent and exploration considerations
C$300.0 million contingent consideration
– Initial fair value	—	190.8	—	258.4
– Net change in fair value	8.0	7.3	10.9	9.9
C$75.0 million exploration consideration
– Initial present value	—	39.1	—	52.9
– Unwinding of discount rate	4.8	2.9	6.6	3.9
Share of loss[1]	(47.5)	(28.4)	(64.9)	(38.3)
Derecognition of Windfall Project joint venture[2]	(519.3)	—	(723.5)	—
Derecognition of 50% exploration consideration[2]	(22.8)	—	(31.7)	—
Translation adjustment	(27.1)	10.7	—	—
Carrying value at 31 December	—	538.6	—	713.6
[1]The Windfall Project share of loss for 2024 and 2023 relates mainly to exploration expenses.
[2]Derecognised at 25 October 2024, the acquisition date of the transaction.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
18.Equity accounted investees continued
(c)Windfall Project continued
The Group’s interest in the summarised financial statements of the Windfall Project on a combined basis after fair value adjustments as determined at acquisition is as follows:

	United States Dollar		Canadian Dollar
Figures in millions unless otherwise stated	2024	2023	2024	2023

Statement of financial position – Windfall Project
Non-current assets[1,2]	—	963.8	—	1,277.1
Current assets[3]	—	141.2	—	187.1
Current liabilities	—	(27.8)	—	(36.9)
Net assets	—	1,077.2	—	1,427.3
Group’s share of net assets	—	538.6	—	713.6
1At 31 December 2023, includes impact of fair value adjustment to the exploration property as determined at acquisition.
[2]Non-current assets comprised mainly property, plant and equipment and exploration assets.
3At 31 December 2023, current assets include cash and cash equivalents amounting of US$20.4 million (C$27.0 million).

		United States Dollar
	Figures in millions unless otherwise stated	2024	2023

(d)	Other
	Investment in associate	12.6	10.0
	Lunnon Metals Limited (“Lunnon”)[1]	4.8	10.0
	Rusoro Mining Limited (“Rusoro”) – recognised as an asset held for sale[2]	—	—
	Vior Mining Exploration Company Inc. ("Vior")[3]	7.8	—

[1]During 2024, Gold Fields recognised a share of loss for the year of US$4.7 million (2023: US$2.9 million). Gold Fields’ interest in Lunnon was 30.5% (2023: 31.1%)
at 31 December 2024.
[2]Represented a holding of 24.4% at 31 December 2023 in Rusoro.
The carrying value of Rusoro was written down to US$nil at 31 December 2023 due to losses incurred by the entity. The fair value, based on the quoted market price of the investment, in Rusoro at 31 December 2023 was US$64.5 million.The unrecognised share of loss of Rusoro for the year ended 31 December 2023 amounted to US$7.1 million. The cumulative unrecognised share of losses of Rusoro at 31 December 2023 amounted to US$221.8 million.
On 9 January 2024, Gold Fields announced that it had entered into a share purchase agreement with Fulcrum Global Markets LLC, a Delaware limited liability company (“Fulcrum”), to sell its 140,000,001 common shares (“Common Shares”) in the capital of Rusoro for an aggregate initial cash purchase price of
US$62.3 million and additional contingent consideration upon the occurrence of specified events. Refer note 15 for further details.
The investment in Rusoro was presented as an asset held for sale at 31 December 2023 as Fulcrum was in advanced discussions with Gold Fields at
31 December 2023 to purchase the Rusoro shares from Gold Fields. Refer note 14 for further details.
[3]Vior was acquired as part of the Osisko acquisition during 2024. Gold Fields recognised a share of profit for 2024 of US$0.1 million. Gold Fields’ interest in Vior was 20.7% at 31 December 2024